Note 5 - Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As at September 30, 2018	As at December 31, 2017

Financial assets
Cash and cash equivalents (consisting of high interest savings accounts, treasury bill and short-term bankers’ acceptance), measured at amortized cost	$15,056	$10,631
Investments, consisting of fixed income securities, measured at amortized cost	550	798

Financial liabilities
Accounts payable and accrued liabilities, measured at amortized cost	$2,370	$1,765

Disclosure of currency risk [text block]
	CA$ Balances at September 30, 2018	CA$ Balances at December 31, 2017
Cash and cash equivalents	$154	$83
Investments	710	1,000
Accounts payable and accrued liabilities	(247)	(384)
Balance, end of period	$617	$699